Related Party Transactions -- Note Payable to Affiliate (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Jan. 22, 2016	Dec. 01, 2015
Debt Instrument [Line Items]
Notes receivable from parent and affiliates	$ 3,775,000,000	$ 3,804,000,000
OneMain Financial Holdings, Inc. | OneMain Financial Holdings, Inc. | OMFH revolving demand note, OneMain Acquisition closing
Debt Instrument [Line Items]
Related Party Transaction Note Receivable Maximum Borrowing Capacity				$ 500,000,000
Number of days notice required to demand note payment		5 days
Interest rates (as a percent)	5.39%
Notes receivable from parent and affiliates			$ 370,000,000
Payables to parent and affiliates	$ 374,000,000
Interest Expense, Related Party	2,000,000
Interest due to OMFH related to Note payable	$ 4,000,000